Note 47 - Related-Party Transactions (Tables)	6 Months Ended
Jun. 30, 2020
Related Party Transactions Abstract
Balances Arising From Transactions With Entities Of The Group
Balances arising from transactions with entities of the Group (Millions of Euros)
	June 2020	December 2019
Assets
Loans and advances to credit institutions	61	26
Loans and advances to customers	1,909	1,682
Liabilities
Loan commitments given	1	3
Other contingent commitments given	859	453
Memorandum accounts
Loan commitments given	156	166
Other contingent commitments given	1,397	1,042
Financial guarantees given	50	106

Balance Of Income Statement Arising From Transactions With Entities Of The Group
Balances of consolidated income statement arising from transactions with entities of the Group (Millions of Euros)
	June 2020	June 2019
Gains and losses:
Interest and other income	9	26
Interest expense	-	1
Fee and commission income	3	2
Fee and commission expense	19	14